SCHEDULE OF REVENUE RECOGNIZATION UNDER GRANTS (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Product Information [Line Items]
Total	$ 279,351	$ 1,200,816	$ 1,089,920	$ 1,895,907	$ 3,531,199	$ 3,931,209
MPAR [Member]
Product Information [Line Items]
Total	206,290	1,119,312	710,761	1,246,424	2,646,579	3,037,234
OUD [Member]
Product Information [Line Items]
Total	$ 73,061	$ 81,504	$ 379,159	$ 649,483	$ 884,620	$ 893,975